Absolute Select Value ETF
Schedule of Investments
December 31, 2022 - (unaudited)
Common Stocks — 81.15% Shares Fair Value
Canada — 13.85%
Energy — 4.39%
Enbridge, Inc. 97,511 $ 3,812,680
Materials — 9.46%
Agnico Eagle Mines Ltd. 97,997 5,094,864
Barrick Gold Corp. 182,375 3,133,203
8,228,067
Total Canada 12,040,747
Ireland — 3.01%
Financials — 3.01%
Medtronic PLC 33,732 2,621,651
Total Ireland 2,621,651
United Kingdom — 4.80%
Consumer Staples — 4.80%
Unilever PLC - ADR 82,856 4,171,800
Total United Kingdom 4,171,800
United States — 59.49%
Communications — 6.42%
Comcast Corp., Class A 81,998 2,867,470
Verizon Communications, Inc. 68,973 2,717,536
5,585,006
Consumer Discretionary — 3.10%
Starbucks Corp. 13,752 1,364,199
TJX Cos., Inc. (The) 16,782 1,335,847
2,700,046
Consumer Staples — 3.48%
Ingredion, Inc. 30,915 3,027,506
Energy — 12.36%
Berkshire Hathaway, Inc., Class B
(a)
25,511 7,880,348
EOG Resources, Inc. 22,188 2,873,790
10,754,138
Financials — 9.21%
Loews Corp. 81,671 4,763,869
Travelers Cos., Inc. (The) 17,322 3,247,702
8,011,571
Health Care — 5.32%
Merck & Co., Inc. 41,740 4,631,053
Materials — 9.09%
Corteva, Inc. 55,273 3,248,947
DuPont de Nemours, Inc. 67,861 4,657,300
7,906,247

Absolute Select Value ETF
Schedule of Investments (continued)
December 31, 2022 - (unaudited)
United States — 59.49% (continued)
Real Estate — 4.43%
Equity Commonwealth 124,072 $ 3,098,078
Jones Lang LaSalle, Inc.
(a)
4,744 756,051
3,854,129
Technology — 3.24%
Cisco Systems, Inc. 59,210 2,820,764
Utilities — 2.84%
Dominion Energy, Inc. 40,239 2,467,455
Total United States 51,757,915
Total  Common Stocks
  (Cost $67,108,420) 70,592,113
U.S. Government & Agencies
(b)
— 13.63%
Principal
Amount Fair Value
United States Cash Management Bill 4.04%, 2/7/2023 $ 3,000,000 2,988,610
United States Treasury Bill 4.33%, 4/13/2023 3,000,000 2,966,167
United States Treasury Bill 4.39%, 4/27/2023 3,000,000 2,957,775
United States Treasury Bill 4.23%, 6/15/2023 3,000,000 2,939,592
11,852,144
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $11,852,196) 11,852,144
Total Investments — 94.78%
    (Cost $78,960,616) 82,444,257
Other Assets in Excess of Liabilities  —  5.22% 4,537,223
Net Assets — 100.00% $ 86,981,480
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
ADR - American Depositary Receipt.